Prepayment for sportsbook software (Details) € in Millions		3 Months Ended
	May 08, 2024 EUR (€)	Dec. 31, 2024 EUR (€) advancement
Prepayment for Sportsbook Software [Line Items]
Total consideration	€ 142.4
Contingent payments	€ 210.0
Number of advancements on tranches | advancement		2
Minimum
Prepayment for Sportsbook Software [Line Items]
Earnout payments percentage	0.00%
Maximum
Prepayment for Sportsbook Software [Line Items]
Earnout payments percentage	8.00%
Tranche One
Prepayment for Sportsbook Software [Line Items]
Total consideration	€ 102.4
Tranche Two
Prepayment for Sportsbook Software [Line Items]
Total consideration	€ 20.0	€ 112.6
Number of days	60 days
Totaling equivalent		€ 10.3
Tranche Three
Prepayment for Sportsbook Software [Line Items]
Total consideration	€ 20.0